Property and Equipment (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment
Land		$ 387	$ 339
Retail site buildings		476	406
Equipment		560	535
Leasehold improvements		276	254
Other		135	130
Construction in progress		29	14
Property and equipment, at cost	1,892	1,863	1,678
Accumulated depreciation	618	587	525
Property and equipment, net	$ 1,274	$ 1,276	$ 1,153